Cover Page	Aug. 31, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	TRAEGER, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40694
Entity Tax Identification Number	82-2739741
Entity Address, Address Line One	1215 E Wilmington Ave
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	801
Local Phone Number	701-7180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	COOK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001857853
Amendment Flag	false